CONSOLIDATED AND COMBINED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net earnings	$ 268,586	$ 32,183	$ 292,371
Adjustments to reconcile net earnings to net cash provided by operating activities:
Stock-based compensation expense	197,220	134,338	148,405
Amortization of intangibles	141,584	83,868	107,081
Depreciation	69,283	55,949	42,393
Provision for credit losses	80,765	65,723	48,362
Goodwill impairment	265,146	3,318	0
Deferred income taxes	(31,920)	(62,770)	8,765
Unrealized gain on investment in MGM Resorts International	(840,550)	0	0
Losses (gains) on long-term investments in equity securities, net	40,824	(41,385)	(153,429)
(Gains) losses from the sale of businesses, net	(1,061)	8,239	(121,312)
Other adjustments, net	26,986	6,085	2,410
Changes in assets and liabilities, net of effects of acquisitions and dispositions:
Accounts receivable	(139,116)	(73,574)	(52,131)
Other assets	(4,002)	10,605	(29,802)
Accounts payable and other liabilities	11,566	889	35,611
Income taxes payable and receivable	(12,161)	196	4,302
Deferred revenue	81,431	28,136	36,409
Net cash provided by operating activities	154,581	251,800	369,435
Cash flows from investing activities:
Acquisitions, net of cash acquired	(684,618)	(196,578)	(65,632)
Capital expenditures	(61,570)	(97,898)	(54,680)
Proceeds from maturities of marketable debt securities	475,000	25,000	35,000
Purchases of marketable debt securities	(649,828)		(59,671)
Net proceeds from the sale of businesses and investments	26,343	164,828	136,311
Purchases of investments	(1,152)	(253,663)	(49,180)
Decrease (increase) in notes receivable - related party	54,828	(54,828)	0
Other, net	(11,536)	(8,729)	13,170
Net cash used in investing activities	(1,872,141)	(421,868)	(44,682)
Cash flows from financing activities:
Proceeds from issuance of related-party debt	0	0	2,500
Principal payments on related-party debt	0	(2,500)	0
Debt issuance costs	(6,484)	0	(3,709)
Distributions to and purchases of noncontrolling interests	(4,626)	(27,534)	(12,518)
Cash merger consideration paid by Old IAC in connection with the MTCH Separation	837,913	0	0
Transfers from Old IAC for periods prior to the MTCH Separation	1,706,479	263,281	(144,069)
Proceeds from the sale of Old IAC Class M common stock	1,408,298	0	0
Other, net	1,095	(3,795)	(1,041)
Net cash provided by (used in) financing activities	4,351,919	124,086	(197,738)
Total cash provided (used)	2,634,359	(45,982)	127,015
Effect of exchange rate changes on cash and cash equivalents and restricted cash	2,019	(122)	(118)
Net increase (decrease) in cash and cash equivalents and restricted cash	2,636,378	(46,104)	126,897
Cash and cash equivalents and restricted cash at beginning of period	840,732	886,836	759,939
MGM
Adjustments to reconcile net earnings to net cash provided by operating activities:
Unrealized gain on investment in MGM Resorts International	(840,500)
Cash flows from investing activities:
Purchases of investments	(1,019,608)	0	0
IAC/InterActiveCorp
Cash flows from financing activities:
Withholding taxes paid on behalf of employees on net settled stock-based awards	(85,103)	0	0
ANGI Homeservices
Cash flows from financing activities:
Proceeds from the issuance of ANGI Group Senior Notes	500,000	0	0
Principal payments on ANGI Group Term Loan	(27,500)	(13,750)	(13,750)
Purchase of ANGI Homeservices treasury stock	(63,674)	(56,905)	0
Proceeds from the exercise of ANGI Homeservices stock options	0	573	4,693
Withholding taxes paid on behalf of employees on net settled stock-based awards	(64,079)	(35,284)	(29,844)
Vimeo
Cash flows from financing activities:
Proceeds from issuance of Vimeo common stock, net of fees	$ 149,600	$ 0	$ 0